Consolidated Statement of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest Income
Loans	$ 12,018	$ 14,099	$ 13,120
Loans held for sale	216	162	165
Investment securities	2,428	2,893	2,616
Other interest income	178	340	272
Total interest income	14,840	17,494	16,173
Interest Expense
Deposits	950	2,855	1,869
Short-term borrowings	141	360	378
Long-term debt	924	1,227	1,007
Total interest expense	2,015	4,442	3,254
Net interest income	12,825	13,052	12,919
Provision for credit losses	3,806	1,504	1,379
Net interest income after provision for credit losses	9,019	11,548	11,540
Noninterest Income
Credit and debit card revenue	1,338	1,413	1,401
Corporate payment products revenue	497	664	644
Merchant processing services	1,261	1,601	1,531
Trust and investment management fees	1,736	1,673	1,619
Deposit service charges	677	909	1,070
Treasury management fees	568	578	594
Commercial products revenue	1,143	934	895
Mortgage banking revenue	2,064	874	720
Investment products fees	192	186	188
Securities gains (losses), net	177	73	30
Other	748	926	910
Total noninterest income	10,401	9,831	9,602
Noninterest Expense
Compensation	6,635	6,325	6,162
Employee benefits	1,303	1,286	1,231
Net occupancy and equipment	1,092	1,123	1,063
Professional services	430	454	407
Marketing and business development	318	426	429
Technology and communications	1,294	1,095	978
Postage, printing and supplies	288	290	324
Other intangibles	176	168	161
Other	1,833	1,618	1,709
Total noninterest expense	13,369	12,785	12,464
Income before income taxes	6,051	8,594	8,678
Applicable income taxes	1,066	1,648	1,554
Net income	4,985	6,946	7,124
Net (income) loss attributable to noncontrolling interests	(26)	(32)	(28)
Net income attributable to U.S. Bancorp	4,959	6,914	7,096
Net income applicable to U.S. Bancorp common shareholders	$ 4,621	$ 6,583	$ 6,784
Earnings per common share	$ 3.06	$ 4.16	$ 4.15
Diluted earnings per common share	$ 3.06	$ 4.16	$ 4.14
Average common shares outstanding	1,509	1,581	1,634
Average diluted common shares outstanding	1,510	1,583	1,638